CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTEREST AND DIVIDEND INCOME
Interest and fees on loans	$ 28,300	$ 28,653	$ 27,951
Income on investment securities
Taxable interest	5,738	5,501	4,967
Exempt from federal income tax	2,473	2,913	3,106
Dividends	269	294	360
Total interest income	36,780	37,361	36,384
INTEREST EXPENSE
Interest on deposits	2,358	2,694	3,343
Interest on other borrowings	70	213	498
Total interest expense	2,428	2,907	3,841
Net interest income	34,352	34,454	32,543
Provision for loan and lease losses			1,120
Net interest income after provision	34,352	34,454	31,423
NONINTEREST INCOME
Gain on loans sold	294	437	511
Trust department income	2,491	2,298	2,119
Service fees on deposit accounts	6,470	6,479	6,689
Brokerage fees	410	361	231
Earnings on bank owned life insurance	398	497	705
Gain on sale of securities	652	829	2,294
Gain (loss) on foreclosed property	516	(308)	(1,317)
Other non-interest income	496	523	399
Total noninterest income	11,727	11,116	11,631
NONINTEREST EXPENSE
Salaries and employee benefits	17,557	18,331	16,486
Net occupancy expense	2,032	2,581	2,528
Depreciation expense	1,441	1,397	1,334
Data processing expense	2,321	2,288	2,007
Legal and professional fees	860	1,037	943
Stationary and office supplies	304	293	279
Advertising and promotions	1,352	1,090	1,179
FDIC insurance premium expense	589	728	703
Other real estate expense	68	128	309
Other noninterest expense	5,741	5,370	4,826
Total noninterest expenses	32,265	33,243	30,594
Income before provision for income taxes	13,814	12,327	12,460
Provision for income taxes	3,556	2,700	3,040
Net income before noncontrolling interest - dividends on preferred stock of subsidiary	10,258	9,627	9,420
Noncontrolling interest-dividends on preferred stock subsidiary	16	16	16
Net income for common shareholders	$ 10,242	$ 9,611	$ 9,404
Weighted average shares outstanding	4,963,826	5,110,849	5,315,634
Earnings per share	$ 2.06	$ 1.88	$ 1.77